INCOME AND EXPENSES ITEMS - Summary of Employee Benefits Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 29,145	$ 28,654	$ 27,717
Included in cost of sales:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	11,802	12,207	12,555
Labor and health insurance costs	80	79	79
Pension costs	736	833	886
Other employee benefits	740	750	734
Included in selling expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	4,494	4,221	3,881
Labor and health insurance costs	20	10	9
Pension costs	383	359	337
Other employee benefits	44	33	25
Included in general and administrative expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	8,389	8,116	7,950
Labor and health insurance costs	150	144	103
Pension costs	803	669	608
Director fees	455	323	412
Other employee benefits	182	161	138
Included in research and development expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	746	676	0
Labor and health insurance costs	33	16	0
Pension costs	64	42	0
Other employee benefits	$ 24	$ 15	$ 0